Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Other Assets
Schedule of other assets

	2017	2018
	MCh$	MCh$
Deposit by derivatives margin	174,254	336,548
Assets held for leasing (*)	127,979	101,848
Recoverable income taxes	20,437	44,665
Prepaid expenses	12,180	37,394
Other accounts and notes receivable	99,201	29,080
Documents intermediated (**)	32,593	28,478
Assets received or awarded as payment (***):
Assets received in lieu of payment	19,905	24,871
Provisions for assets received in lieu of payment	(1,532)	(1,915)
Commissions receivable	6,387	12,155
Accounts receivable for sale of assets received in lieu of payment	3,353	4,816
Rental guarantees	1,849	1,895
VAT receivable	—	1,302
Recovered leased assets for sale	3,053	1,064
Mutual funds (****)	78,069	―
Other	27,072	29,490
Total	604,800	651,691

(*)       These correspond to property and equipment to be given under a financial lease.

(**)     Documents intermediated refers to securities lending agreements managed by the Bank’s subsidiary Banchile Corredores de Bolsa S.A.

(***)   Assets received in lieu of payment are valued at fair value, which is calculated considering the lesser between appraised value and value of award, less cost of sell.

(****) IFRS 9 replaced IAS 39 for financial statements from January 1, 2018 onwards and includes new classification and measurement requirements for financial assets and liabilities (see note No. 5).